Allowance for credit losses	12 Months Ended
Dec. 31, 2020
Allowance for Credit Loss
Allowance for credit losses	Note 8 – Allowance for credit losses – loans held-in-portfolio

The Corporation follows the current expected credit loss (“CECL”) model, to establish and evaluate the adequacy of the allowance for credit losses (“ACL”) to provide for expected losses in the loan portfolio. This model establishes a forward-looking methodology that reflects the expected credit losses over the lives of financial assets, starting when such assets are first acquired or originated. In addition, CECL provides that the initial ACL on purchased credit deteriorated (“PCD”) financial assets will be recorded as an increase to the purchase price, with subsequent changes to the allowance recorded as a credit loss expense. The provision for credit losses charged to current operations is based on this methodology. Loan losses are charged and recoveries are credited to the ACL. Refer to Note 2 - Summary of significant accounting policies, for a description of the Corporation’s methodology to estimate the ACL.

At December 31, 2020, the Corporation applied probability weights to the outcomes of simulations using Moody’s Analytics’ Baseline, S3 (pessimistic) and S1 (optimistic) scenarios. The Baseline scenario carried the highest weight. The remaining weights were assigned based on the evaluation of risks to the Baseline scenario. The S3 (pessimistic) scenario had the second highest probability given the uncertainties in the economic outlook and downside risk.

The following tables present the changes in the ACL of loans held-in-portfolio and unfunded commitments for the years ended December 31, 2020 and 2019.

For the year ended December 31, 2020
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses - loans:
Beginning balance	$131,063	$574	$116,281	$10,768	$173,965	$432,651
Impact of adopting CECL	62,393	115	86,081	(713)	122,492	270,368
Provision	48,756	3,228	5,318	14,172	134,391	205,865
Initial allowance for credit losses - PCD Loans	-	-	7,512	-	-	7,512
Charge-offs	(27,731)	-	(30,080)	(10,447)	(170,023)	(238,281)
Recoveries	10,842	954	10,445	3,083	36,311	61,635
Ending balance - loans	$225,323	$4,871	$195,557	$16,863	$297,136	$739,750
Allowance for credit losses - unfunded commitments:
Beginning balance	$678	$294	$-	$-	$7,467	$8,439
Impact of adopting CECL	1,158	(185)	-	-	(7,467)	(6,494)
Provision (reversal of provision)	3,077	4,501	-	-	-	7,578
Ending balance - unfunded commitments [1]	$4,913	$4,610	$-	$-	$-	$9,523
[1]	Allowance for credit losses of unfunded commitments is presented as part of Other Liabilities in the Consolidated Statements of Financial Condition.
For the year ended December 31, 2020
Popular U.S.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses - loans:
Beginning balance	$15,989	$4,204	$4,827	$630	$19,407	$45,057
Impact of adopting CECL	29,103	(2,986)	10,431	382	7,809	44,739
Provision	59,711	8,155	4,891	309	3,405	76,471
Charge-offs	(1,976)	(1,509)	(59)	(102)	(17,404)	(21,050)
Recoveries	4,119	1,220	69	174	5,701	11,283
Ending balance - loans	$106,946	$9,084	$20,159	$1,393	$18,918	$156,500
Allowance for credit losses - unfunded commitments:
Beginning balance	$152	$119	$-	$6	$1	$278
Impact of adopting CECL	453	584	-	(2)	(1)	1,034
Provision (reversal of provision)	1,148	3,765	-	(4)	106	5,015
Ending balance - unfunded commitments [1]	$1,753	$4,468	$-	$-	$106	$6,327
[1]	Allowance for credit losses of unfunded commitments is presented as part of Other Liabilities in the Consolidated Statements of Financial Condition.
For the year ended December 31, 2020
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses - loans:
Beginning balance	$147,052	$4,778	$121,108	$630	$10,768	$193,372	$477,708
Impact of adopting CECL	91,496	(2,871)	96,512	382	(713)	130,301	315,107
Provision	108,467	11,383	10,209	309	14,172	137,796	282,336
Initial allowance for credit losses - PCD Loans	-	-	7,512	-	-	-	7,512
Charge-offs	(29,707)	(1,509)	(30,139)	(102)	(10,447)	(187,427)	(259,331)
Recoveries	14,961	2,174	10,514	174	3,083	42,012	72,918
Ending balance - loans	$332,269	$13,955	$215,716	$1,393	$16,863	$316,054	$896,250
Allowance for credit losses - unfunded commitments:
Beginning balance	$830	$413	$-	$6	$-	$7,468	$8,717
Impact of adopting CECL	1,611	399	-	(2)	-	(7,468)	(5,460)
Provision (reversal of provision)	4,225	8,266	-	(4)	-	106	12,593
Ending balance - unfunded commitments [1]	$6,666	$9,078	$-	$-	$-	$106	$15,850
[1]	Allowance for credit losses of unfunded commitments is presented as part of Other Liabilities in the Consolidated Statements of Financial Condition.
For the year ended December 31, 2019
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses - loans:
Beginning balance	$207,214	$886	$142,978	$11,486	$144,594	$507,158
Provision (reversal of provision)	(41,440)	(3,417)	14,658	8,619	157,331	135,751
Charge-offs	(53,852)	(109)	(47,577)	(11,834)	(167,983)	(281,355)
Recoveries	19,141	3,214	6,222	2,497	40,023	71,097
Ending balance - loans	$131,063	$574	$116,281	$10,768	$173,965	$432,651
Specific ACL	$20,533	$6	$40,596	$61	$20,259	$81,455
General ACL	$110,530	$568	$75,685	$10,707	$153,706	$351,196
Allowance for credit losses - unfunded commitments:
Beginning balance	$742	$42	$-	$-	$7,199	$7,983
Provision (reversal of provision)	(64)	252	-	-	268	456
Ending balance - unfunded commitments [1]	$678	$294	$-	$-	$7,467	$8,439
Loans held-in-portfolio:
Impaired loans	$397,452	$119	$522,469	$507	$91,157	$1,011,704
Loans held-in-portfolio excluding impaired loans	6,863,678	137,351	5,644,279	1,059,000	5,464,220	19,168,528
Total loans held-in-portfolio	$7,261,130	$137,470	$6,166,748	$1,059,507	$5,555,377	$20,180,232
[1]	Allowance for credit losses of unfunded commitments is presented as part of Other Liabilities in the Consolidated Statements of Financial Condition.
For the year ended December 31, 2019
Popular U.S.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses - loans:
Beginning balance	$31,901	$6,538	$4,434	$969	$18,348	$62,190
Provision (reversal of provision)	15,496	(127)	828	(1,738)	15,569	30,028
Charge-offs	(40,329)	(2,215)	(605)	105	(21,280)	(64,324)
Recoveries	8,921	8	170	1,294	6,770	17,163
Ending balance - loans	$15,989	$4,204	$4,827	$630	$19,407	$45,057
Specific ACL	$-	$-	$2,208	$-	$1,563	$3,771
General ACL	$15,989	$4,204	$2,619	$630	$17,844	$41,286
Allowance for credit losses - unfunded commitments:
Beginning balance	$132	$101	$-	$-	$-	$233
Provision (reversal of provision)	20	18	-	6	1	45
Ending balance - unfunded commitments [1]	$152	$119	$-	$6	$1	$278
Loans held-in-portfolio:
Impaired loans	$2,097	$-	$9,386	$-	$9,634	$21,117
Loans held-in-portfolio excluding impaired loans	5,049,524	693,622	1,007,398	22,105	432,875	7,205,524
Total loans held-in-portfolio	$5,051,621	$693,622	$1,016,784	$22,105	$442,509	$7,226,641
[1]	Allowance for credit losses of unfunded commitments is presented as part of Other Liabilities in the Consolidated Statements of Financial Condition.
For the year ended December 31, 2019
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses - loans:
Beginning balance	$239,115	$7,424	$147,412	$969	$11,486	$162,942	$569,348
Provision (reversal of provision)	(25,944)	(3,544)	15,486	(1,738)	8,619	172,900	165,779
Charge-offs	(94,181)	(2,324)	(48,182)	105	(11,834)	(189,263)	(345,679)
Recoveries	28,062	3,222	6,392	1,294	2,497	46,793	88,260
Ending balance - loans	$147,052	$4,778	$121,108	$630	$10,768	$193,372	$477,708
Specific ACL	$20,533	$6	$42,804	$-	$61	$21,822	$85,226
General ACL	$126,519	$4,772	$78,304	$630	$10,707	$171,550	$392,482
Allowance for credit losses - unfunded commitments:
Beginning balance	$874	$143	$-	$-	$-	$7,199	$8,216
Provision (reversal of provision)	(44)	270	-	6	-	269	501
Ending balance - unfunded commitments [1]	$830	$413	$-	$6	$-	$7,468	$8,717
Loans held-in-portfolio:
Impaired loans	$399,549	$119	$531,855	$-	$507	$100,791	$1,032,821
Loans held-in-portfolio excluding impaired loans	11,913,202	830,973	6,651,677	22,105	1,059,000	5,897,095	26,374,052
Total loans held-in-portfolio	$12,312,751	$831,092	$7,183,532	$22,105	$1,059,507	$5,997,886	$27,406,873
[1]	Allowance for credit losses of unfunded commitments is presented as part of Other Liabilities in the Consolidated Statements of Financial Condition.
The following table provides the activity in the allowance for credit losses related to loans accounted for pursuant to ASC Subtopic 310-30.
ASC 310-30
(In thousands)	For the year ended December 31, 2019
Balance at beginning of period	$122,135
Provision	1,119
Net charge-offs	(49,215)
Balance at end of period	$74,039

Modifications

A modification of a loan constitutes a troubled debt restructuring when a borrower is experiencing financial difficulty and the modification constitutes a concession. For a summary of the accounting policy related to troubled debt restructurings (“TDRs”), refer to the Summary of Significant Accounting Policies included in Note 2 to these Consolidated Financial Statements.

The outstanding balance of loans classified as TDRs amounted to $ 1.7 billion at December 31, 2020 (December 31, 2019 - $ 1.6 billion). The amount of outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in TDRs amounted to $14 million related to the commercial loan portfolio at December 31, 2020 (December 31, 2019 - $14 million).

In response to the COVID-19 pandemic, the Corporation has entered into loan modifications with eligible customers in mortgage, personal loans, credit cards, auto loans and leases and certain commercial credit facilities, comprised mainly of payment deferrals of up to six months, subject to certain terms and conditions. These loan modifications do not affect the asset quality measures as the deferred payments are not deemed to be delinquent and the Corporation continues to accrue interest on these loans. The Puerto Rico Legislative Assembly enacted legislation in April 2020 that required financial institutions to offer through June 2020 moratoriums on consumer financial products to clients impacted by the COVID-19 pandemic and extended relief with respect to mortgage products through August 2020. Additionally, the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), signed by the President of the United States as part of an economic stimulus package, provides relief related to U.S. GAAP requirements for loan modifications related to COVID-19 relief measures. This relief was subsequently extended until the earlier of January 1, 2022 or 60 days after the national COVID-19 emergency ends. In addition, the Federal Reserve, along with other U.S. banking regulators, also issued interagency guidance to financial institutions that offers some practical expedients for evaluating whether loan modifications that occur in response to the COVID-19 pandemic are TDRs. According to the interagency guidance,

COVID-19 related short-term modifications (i.e., six months or less) granted to consumer or commercial loans that were current as of the date of the loan modification are not TDRs, since the lender can conclude that the borrower is current on their loan and thus not experiencing financial difficulties and furthermore the period of the deferral granted does not represent a more than insignificant concession on the part of the lender. In addition, a modification or deferral program that is mandated by the federal government or a state government (e.g., a state program that requires all institutions within that state to suspend mortgage payments for a specified period) does not represent a TDR.

The Corporation implemented a relief program to work with customers affected by the COVID-19 pandemic in March 2020. As of December 31, 2020, the Corporation had granted loan payment moratoriums under the program to 127,117 eligible retail customers with an aggregate book value of $4.4 billion, and to 5,099 eligible commercial clients with an aggregate book value of $3.9 billion. In addition, certain participating clients impacted by the seismic activity in the Southern region of the island also benefitted from other loan payment moratoriums offered by the Corporation since mid-January 2020. As of December 31, 2020, 127,857 loans in the COVID-19 relief program with an aggregate book value of $7.8 billion had already completed their payment moratorium period, while 4,359 loans with an aggregate book value of $0.5 billion are still under the moratorium. Out of the approximately $8.3 billion in loans modified under this program, approximately $35 million have been classified as TDRs. In making this determination, the Corporation considered the criteria of whether the borrower was in financial difficulty at the time of the deferral and whether the deferral period was more than insignificant, as discussed above.

At December 31, 2020, 97% of COVID-19 payment deferrals had expired. After excluding government guaranteed loans, 115,079 of remaining loans, or 94%, with an aggregate book value of $6.9 billion were current on their payments as of December 31, 2020. Loans considered current exclude those loans for which the COVID-19 related modification has expired but have subsequently been subject to other loss mitigation alternatives. The Corporation will continue to monitor and assess the post-moratorium payment behavior of these borrowers to recognize any deterioration in these loans, and potential loss exposure, in a timely manner.

The following table presents the outstanding balance of loans classified as TDRs according to their accruing status and the related allowance at December 31, 2020 and 2019.

	December 31, 2020				December 31, 2019
(In thousands)	Accruing	Non-Accruing	Total	Related Allowance	Accruing	Non-Accruing	Total	Related Allowance
Loans held-in-portfolio:
Commercial	$259,246	$103,551	$362,797	$15,236	$237,861	$111,587	$349,448	$16,443
Construction	-	21,497	21,497	4,397	-	119	119	6
Mortgage[1]	1,060,193	135,772	1,195,965	71,018	1,013,561	126,036	1,139,597	42,012
Leases	392	218	610	150	264	243	507	61
Consumer	74,707	12,792	87,499	22,508	82,205	15,808	98,013	21,404
Loans held-in-portfolio	$1,394,538	$273,830	$1,668,368	$113,309	$1,333,891	$253,793	$1,587,684	$79,926
[1] At December 31, 2020, accruing mortgage loan TDRs include $655 million guaranteed by U.S. sponsored entities at BPPR, compared to $625 million at December 31, 2019.
The following tables present the loan count by type of modification for those loans modified in a TDR during the years ended December 31, 2020 and 2019. Loans modified as TDRs for the U.S. operations are considered insignificant to the Corporation.
For the year ended December 31, 2020
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	2	-	-
Commercial real estate non-owner occupied	2	10	-	1
Commercial real estate owner occupied	-	37	-	-
Commercial and industrial	3	50	-	-
Construction	-	1	-	-
Mortgage	3	68	331	411
Leasing	-	-	5	17
Consumer:
Credit cards	659	-	-	93
HELOCs	-	2	1	-
Personal	355	5	1	1
Auto	-	2	2	38
Other	3	-	-	-
Total	1,025	177	340	561
For the year ended December 31, 2019
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	3	-	-
Commercial real estate non-owner occupied	-	13	-	-
Commercial real estate owner occupied	1	29	-	-
Commercial and industrial	2	67	-	-
Mortgage	37	130	672	6
Leasing	-	1	2	-
Consumer:
Credit cards	515	-	2	189
HELOCs	-	16	12	-
Personal	668	4	-	3
Auto	-	6	2	-
Other	31	-	-	-
Total	1,254	269	690	198
The following tables present, by class, quantitative information related to loans modified as TDRs during the years ended December 31, 2020 and 2019.
Popular, Inc.
For the year ended December 31, 2020
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for credit losses as a result of modification
Commercial multi-family	2	$1,133	$1,115	$(18)
Commercial real estate non-owner occupied	13	25,217	22,065	(969)
Commercial real estate owner occupied	37	10,955	10,914	137
Commercial and industrial	53	3,140	3,178	34
Construction	1	21,514	21,514	4,370
Mortgage	813	102,559	85,394	6,875
Leasing	22	720	732	65
Consumer:
Credit cards	752	7,048	7,097	286
HELOCs	3	510	396	33
Personal	362	6,194	6,188	1,043
Auto	42	836	838	131
Other	3	25	25	6
Total	2,103	$179,851	$159,456	$11,993
Popular, Inc.
For the year ended December 31, 2019
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for credit losses as a result of modification
Commercial multi-family	3	$346	$295	$(40)
Commercial real estate non-owner occupied	13	58,142	58,116	2,811
Commercial real estate owner occupied	30	7,533	7,249	81
Commercial and industrial	69	14,991	15,435	1,368
Mortgage	845	83,833	77,308	2,814
Leasing	3	264	266	7
Consumer:
Credit cards	706	5,702	5,867	554
HELOCs	28	2,725	2,423	364
Personal	675	10,831	10,835	3,023
Auto	8	121	128	21
Other	31	206	206	30
Total	2,411	$184,694	$178,128	$11,033
During the year ended December 31, 2020, ten loans with an aggregate unpaid principal balance of $ 35.1 million were restructured into multiple notes (“Note A / B split”), of which a discounted payoff for one loan with an aggregate unpaid principal balance of $1.7 million was completed after the restructuring, compared to four loans with an aggregate unpaid principal balance of $9.1 million during the year ended December 31, 2019. The Corporation recorded $0.3 million in charge-offs as part of Note A / B restructurings during 2020, compared to $0 million in charge-offs during 2019. The recorded investment on these commercial TDRs amounted to approximately $32.9 million at December 31, 2020, compared to $9.0 million at December 31, 2019. These loans were restructured after analyzing the borrowers’ capacity to repay the debt, collateral and ability to perform under the modified terms.The following tables present, by class, TDRs that were subject to payment default and that had been modified as a TDR during the twelve months preceding the default date. Payment default is defined as a restructured loan becoming 90 days past due after being modified, foreclosed or charged-off, whichever occurs first. The recorded investment as of period end is inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported.
Defaulted during the year ended December 31, 2020
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,700
Commercial real estate owner occupied	6	933
Commercial and industrial	4	141
Construction	1	21,497
Mortgage	249	26,925
Consumer:
Credit cards	317	2,560
Personal	99	1,660
Other	2	1
Total	679	$55,417
Defaulted during the year ended December 31, 2019
(Dollars in thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$47
Commercial real estate owner occupied	3	495
Commercial and industrial	9	7,281
Mortgage	63	4,424
Leasing	1	22
Consumer:
Credit cards	302	2,808
HELOCs	1	135
Personal	197	5,640
Auto	2	24
Other	3	8
Total	582	$20,884

Commercial, consumer and mortgage loans modified in a TDR are closely monitored for delinquency as an early indicator of possible future default. If loans modified in a TDR subsequently default, the allowance for credit losses may be increased or partial charge-offs may be taken to further write-down the carrying value of the loan.

Credit Quality

The Corporation has defined a risk rating system to assign a rating to all credit exposures, particularly for the commercial and construction loan portfolios. Risk ratings in the aggregate provide the Corporation’s management the asset quality profile for the loan portfolio. The risk rating system provides for the assignment of ratings at the obligor level based on the financial condition of the borrower. The risk rating analysis process is performed at least once a year or more frequently if events or conditions change which may deteriorate the credit quality. In the case of consumer and mortgage loans, these loans are classified considering their delinquency status at the end of the reporting period.

The Corporation’s obligor risk rating scales range from rating 1 (Excellent) to rating 14 (Loss). The obligor risk rating reflects the risk of payment default of a borrower in the ordinary course of business.

Pass Credit Classifications:

Pass (Scales 1 through 8) – Loans classified as pass have a well defined primary source of repayment, with no apparent risk, strong financial position, minimal operating risk, profitability, liquidity and strong capitalization.

Watch (Scale 9) – Loans classified as watch have acceptable business credit, but borrower’s operations, cash flow or financial condition evidence more than average risk, requires above average levels of supervision and attention from Loan Officers.

Special Mention (Scale 10) - Loans classified as special mention have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Corporation’s credit position at some future date.

Adversely Classified Classifications:

Substandard (Scales 11 and 12) - Loans classified as substandard are deemed to be inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any. Loans classified as such have well-defined weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful (Scale 13) - Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the additional characteristic that the weaknesses make the collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss (Scale 14) - Uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be effected in the future.

Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The following table presents the amortized cost basis, net of unearned income, of loans held-in-portfolio based on the Corporation’s assignment of obligor risk ratings as defined at December 31, 2020 by vintage year.

December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Puerto Rico
Commercial:
Commercial multi-family
Watch	$-	$-	$-	$-	$-	$460	$-	$-	$460
Special mention	-	-	-	-	-	4,160	-	-	4,160
Substandard	-	-	-	-	-	400	100	-	500
Pass	5,216	36,433	26,051	2,106	2,563	74,791	-	-	147,160
Total commercial multi-family	$5,216	$36,433	$26,051	$2,106	$2,563	$79,811	$100	$-	$152,280

Commercial real estate non-owner occupied
Watch	$160,960	$73,561	$27,592	$40,654	$33,277	$197,912	$2,100	$-	$536,056
Special Mention	-	26,331	124,560	29,711	19,895	62,839	836	-	264,172
Substandard	43,399	74,303	26,799	4,932	29,974	130,218	95	-	309,720
Pass	88,324	53,385	39,814	60,585	124,643	527,282	3,352	-	897,385
Total commercial real estate non-owner occupied	$292,683	$227,580	$218,765	$135,882	$207,789	$918,251	$6,383	$-	$2,007,333

Commercial real estate owner occupied
Watch	$96,046	$10,319	$14,412	$9,760	$9,584	$146,445	$2,627	$-	$289,193
Special Mention	850	6,638	249	6,571	282	172,078	-	-	186,668
Substandard	1,774	2,181	37,686	1,878	27,094	145,193	-	-	215,806
Doubtful	-	-	-	-	-	1,714	-	-	1,714
Pass	204,840	54,274	31,917	57,854	128,392	417,376	10,861	-	905,514
Total commercial real estate owner occupied	$303,510	$73,412	$84,264	$76,063	$165,352	$882,806	$13,488	$-	$1,598,895
Commercial and industrial
Watch	$131,556	$77,821	$182,776	$40,318	$63,968	$267,856	$243,335	$-	$1,007,630
Special Mention	28,310	10,297	19,220	45,861	910	28,507	86,263	-	219,368
Substandard	32,941	2,180	26,921	26,769	1,824	55,220	49,036	-	194,891
Doubtful	-	67	-	1	-	54	1	-	123
Loss	-	-	-	-	-	-	13	-	13
Pass	1,181,399	492,778	119,709	168,174	105,442	218,716	520,865	-	2,807,083
Total commercial and industrial	$1,374,206	$583,143	$348,626	$281,123	$172,144	$570,353	$899,513	$-	$4,229,108

Construction
Watch	$-	$105	$4,895	$-	$-	$-	$960	$-	$5,960
Substandard	-	-	-	21,497	-	-	-	-	21,497
Pass	15,723	22,408	3,423	63,582	-	-	24,513	-	129,649
Total construction	$15,723	$22,513	$8,318	$85,079	$-	$-	$25,473	$-	$157,106

Mortgage
Substandard	$754	$903	$1,172	$3,129	$4,374	$159,359	$-	$-	$169,691
Pass	263,473	224,390	177,537	212,650	225,824	5,496,578	-	-	6,600,452
Total mortgage	$264,227	$225,293	$178,709	$215,779	$230,198	$5,655,937	$-	$-	$6,770,143

Leasing
Substandard	$200	$822	$748	$913	$617	$136	$-	$-	$3,436
Pass	480,964	315,022	209,340	109,708	63,955	15,236	-	-	1,194,225
Total leasing	$481,164	$315,844	$210,088	$110,621	$64,572	$15,372	$-	$-	$1,197,661
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Puerto Rico
Consumer:
Credit cards
Substandard	$-	$-	$-	$-	$-	$-	$12,798	$-	$12,798
Pass	-	-	-	-	-	-	907,137	-	907,137
Total credit cards	$-	$-	$-	$-	$-	$-	$919,935	$-	$919,935

HELOCs
Pass	$-	$-	$-	$-	$-	$540	$3,639	$-	$4,179
Total HELOCs	$-	$-	$-	$-	$-	$540	$3,639	$-	$4,179

Personal
Substandard	$1,288	$4,782	$1,741	$1,022	$971	$18,647	$152	$1,545	$30,148
Pass	323,170	413,973	168,142	99,768	57,319	137,693	2,144	45,390	1,247,599
Total Personal	$324,458	$418,755	$169,883	$100,790	$58,290	$156,340	$2,296	$46,935	$1,277,747

Auto
Substandard	$1,975	$6,029	$3,612	$1,760	$1,369	$990	$-	$-	$15,735
Pass	1,064,082	881,343	628,657	299,677	168,157	74,577	-	-	3,116,493
Total Auto	$1,066,057	$887,372	$632,269	$301,437	$169,526	$75,567	$-	$-	$3,132,228

Other consumer
Substandard	$-	$16	$1,376	$240	$174	$13,075	$-	$-	$14,881
Pass	16,912	15,698	13,158	4,966	2,828	3,785	54,437	-	111,784
Total Other consumer	$16,912	$15,714	$14,534	$5,206	$3,002	$16,860	$54,437	$-	$126,665
Total Puerto Rico	$4,144,156	$2,806,059	$1,891,507	$1,314,086	$1,073,436	$8,371,837	$1,925,264	$46,935	$21,573,280
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Popular U.S.
Commercial:
Commercial multi-family
Watch	$1,643	$16,787	$39,980	$39,713	$52,989	$61,369	$-	$-	$212,481
Special mention	3,122	30,708	4,380	19,593	37,745	20,463	-	-	116,011
Substandard	-	17,376	21,771	1,755	20,085	6,247	-	-	67,234
Pass	326,008	289,652	163,812	100,555	132,400	332,709	2,849	-	1,347,985
Total commercial multi-family	$330,773	$354,523	$229,943	$161,616	$243,219	$420,788	$2,849	$-	$1,743,711

Commercial real estate non-owner occupied
Watch	$10,057	$23,877	$76,629	$56,112	$49,166	$62,766	$1,055	$-	$279,662
Special Mention	-	4,760	15,304	14,623	70,224	20,028	350	-	125,289
Substandard	771	18,642	36,495	11,007	40,528	28,984	-	-	136,427
Pass	397,686	231,904	224,256	236,008	142,432	214,495	5,651	-	1,452,432
Total commercial real estate non-owner occupied	$408,514	$279,183	$352,684	$317,750	$302,350	$326,273	$7,056	$-	$1,993,810

Commercial real estate owner occupied
Watch	$393	$8,266	$7,941	$4,060	$16,689	$16,108	$4,222	$-	$57,679
Special Mention	-	-	192	-	-	1,467	-	-	1,659
Substandard	-	1,152	2,361	-	1,348	20,305	-	-	25,166
Pass	48,684	47,484	47,451	28,761	18,296	68,739	461	-	259,876
Total commercial real estate owner occupied	$49,077	$56,902	$57,945	$32,821	$36,333	$106,619	$4,683	$-	$344,380
Commercial and industrial
Watch	$16,126	$1,973	$30	$3,621	$1,196	$7,557	$3,972	$-	$34,475
Special Mention	14,056	-	-	1,634	4,807	4,577	1,637	-	26,711
Substandard	2,029	6,568	-	-	-	2,232	2,394	-	13,223
Pass	410,265	196,958	198,249	132,993	123,762	298,877	101,250	-	1,462,354
Total commercial and industrial	$442,476	$205,499	$198,279	$138,248	$129,765	$313,243	$109,253	$-	$1,536,763

Construction
Watch	$8,451	$-	$-	$37,015	$-	$-	$-	$-	$45,466
Special Mention	-	-	-	3,089	-	30,083	-	-	33,172
Substandard	-	-	20,655	9,372	7,560	-	-	-	37,587
Pass	79,489	288,865	168,411	99,814	8,392	463	-	-	645,434
Total construction	$87,940	$288,865	$189,066	$149,290	$15,952	$30,546	$-	$-	$761,659

Mortgage
Substandard	$29	$-	$1,221	$-	$328	$13,287	$-	$-	$14,865
Pass	356,839	275,289	103,160	9,337	9,530	351,517	-	-	1,105,672
Total mortgage	$356,868	$275,289	$104,381	$9,337	$9,858	$364,804	$-	$-	$1,120,537

Legacy
Watch	$-	$-	$-	$-	$-	$2,996	$-	$-	$2,996
Special Mention	-	-	-	-	-	179	-	-	179
Substandard	-	-	-	-	-	3,748	-	-	3,748
Pass	84	-	-	-	-	7,347	1,119	-	8,550
Total legacy	$84	$-	$-	$-	$-	$14,270	$1,119	$-	$15,473
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Popular U.S.
Consumer:
Credit cards
Pass	$-	$-	$-	$-	$-	$-	$31	$-	$31
Total credit cards	$-	$-	$-	$-	$-	$-	$31	$-	$31

HELOCs
Substandard	$-	$-	$-	$-	$-	$112	$-	$357	$469
Loss	-	-	-	-	-	156	-	6,867	7,023
Pass	-	-	-	-	-	11,907	39,366	35,806	87,079
Total HELOCs	$-	$-	$-	$-	$-	$12,175	$39,366	$43,030	$94,571

Personal
Substandard	$83	$784	$165	$74	$18	$6	$-	$-	$1,130
Loss	-	17	63	12	6	244	2	-	344
Pass	40,539	109,606	27,693	9,623	1,855	8,256	192	-	197,764
Total Personal	$40,622	$110,407	$27,921	$9,709	$1,879	$8,506	$194	$-	$199,238

Other consumer
Substandard	$-	-	-	-	-	-	20	-	20
Pass	$-	$-	$-	$-	$-	$-	$1,723	$-	$1,723
Total Other consumer	$-	$-	$-	$-	$-	$-	$1,743	$-	$1,743
Total Popular U.S.	$1,716,354	$1,570,668	$1,160,219	$818,771	$739,356	$1,597,224	$166,294	$43,030	$7,811,916
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Popular, Inc.
Commercial:
Commercial multi-family
Watch	$1,643	$16,787	$39,980	$39,713	$52,989	$61,829	$-	$-	$212,941
Special mention	3,122	30,708	4,380	19,593	37,745	24,623	-	-	120,171
Substandard	-	17,376	21,771	1,755	20,085	6,647	100	-	67,734
Pass	331,224	326,085	189,863	102,661	134,963	407,500	2,849	-	1,495,145
Total commercial multi-family	$335,989	$390,956	$255,994	$163,722	$245,782	$500,599	$2,949	$-	$1,895,991

Commercial real estate non-owner occupied
Watch	$171,017	$97,438	$104,221	$96,766	$82,443	$260,678	$3,155	$-	$815,718
Special Mention	-	31,091	139,864	44,334	90,119	82,867	1,186	-	389,461
Substandard	44,170	92,945	63,294	15,939	70,502	159,202	95	-	446,147
Pass	486,010	285,289	264,070	296,593	267,075	741,777	9,003	-	2,349,817
Total commercial real estate non-owner occupied	$701,197	$506,763	$571,449	$453,632	$510,139	$1,244,524	$13,439	$-	$4,001,143

Commercial real estate owner occupied
Watch	$96,439	$18,585	$22,353	$13,820	$26,273	$162,553	$6,849	$-	$346,872
Special Mention	850	6,638	441	6,571	282	173,545	-	-	188,327
Substandard	1,774	3,333	40,047	1,878	28,442	165,498	-	-	240,972
Doubtful	-	-	-	-	-	1,714	-	-	1,714
Pass	253,524	101,758	79,368	86,615	146,688	486,115	11,322	-	1,165,390
Total commercial real estate owner occupied	$352,587	$130,314	$142,209	$108,884	$201,685	$989,425	$18,171	$-	$1,943,275

Commercial and industrial
Watch	$147,682	$79,794	$182,806	$43,939	$65,164	$275,413	$247,307	$-	$1,042,105
Special Mention	42,366	10,297	19,220	47,495	5,717	33,084	87,900	-	246,079
Substandard	34,970	8,748	26,921	26,769	1,824	57,452	51,430	-	208,114
Doubtful	-	67	-	1	-	54	1	-	123
Loss	-	-	-	-	-	-	13	-	13
Pass	1,591,664	689,736	317,958	301,167	229,204	517,593	622,115	-	4,269,437
Total commercial and industrial	$1,816,682	$788,642	$546,905	$419,371	$301,909	$883,596	$1,008,766	$-	$5,765,871
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Popular, Inc.

Construction
Watch	$8,451	$105	$4,895	$37,015	$-	$-	$960	$-	$51,426
Special Mention	-	-	-	3,089	-	30,083	-	-	33,172
Substandard	-	-	20,655	30,869	7,560	-	-	-	59,084
Pass	95,212	311,273	171,834	163,396	8,392	463	24,513	-	775,083
Total construction	$103,663	$311,378	$197,384	$234,369	$15,952	$30,546	$25,473	$-	$918,765

Mortgage
Substandard	$783	$903	$2,393	$3,129	$4,702	$172,646	$-	$-	$184,556
Pass	620,312	499,679	280,697	221,987	235,354	5,848,095	-	-	7,706,124
Total mortgage	$621,095	$500,582	$283,090	$225,116	$240,056	$6,020,741	$-	$-	$7,890,680

Legacy
Watch	$-	$-	$-	$-	$-	$2,996	$-	$-	$2,996
Special Mention	-	-	-	-	-	179	-	-	179
Substandard	-	-	-	-	-	3,748	-	-	3,748
Pass	84	-	-	-	-	7,347	1,119	-	8,550
Total legacy	$84	$-	$-	$-	$-	$14,270	$1,119	$-	$15,473

Leasing
Substandard	$200	$822	$748	$913	$617	$136	$-	$-	$3,436
Pass	480,964	315,022	209,340	109,708	63,955	15,236	-	-	1,194,225
Total leasing	$481,164	$315,844	$210,088	$110,621	$64,572	$15,372	$-	$-	$1,197,661
December 31, 2020
	Term Loans						Revolving Loans Amortized Cost Basis	Revolving Loans Converted to Term Loans Amortized Cost Basis
	Amortized Cost Basis by Origination Year
(In thousands)	2020	2019	2018	2017	2016	Prior Years			Total
Popular, Inc.
Consumer:
Credit cards
Substandard	$-	$-	$-	$-	$-	$-	$12,798	$-	$12,798
Pass	-	-	-	-	-	-	907,168	-	907,168
Total credit cards	$-	$-	$-	$-	$-	$-	$919,966	$-	$919,966

HELOCs
Substandard	$-	$-	$-	$-	$-	$112	$-	$357	$469
Loss	-	-	-	-	-	156	-	6,867	7,023
Pass	-	-	-	-	-	12,447	43,005	35,806	91,258
Total HELOCs	$-	$-	$-	$-	$-	$12,715	$43,005	$43,030	$98,750

Personal
Substandard	$1,371	$5,566	$1,906	$1,096	$989	$18,653	$152	$1,545	$31,278
Loss	-	17	63	12	6	244	2	-	344
Pass	363,709	523,579	195,835	109,391	59,174	145,949	2,336	45,390	1,445,363
Total Personal	$365,080	$529,162	$197,804	$110,499	$60,169	$164,846	$2,490	$46,935	$1,476,985

Auto
Substandard	$1,975	$6,029	$3,612	$1,760	$1,369	$990	$-	$-	$15,735
Pass	1,064,082	881,343	628,657	299,677	168,157	74,577	-	-	3,116,493
Total Auto	$1,066,057	$887,372	$632,269	$301,437	$169,526	$75,567	$-	$-	$3,132,228

Other consumer
Substandard	$-	$16	$1,376	$240	$174	$13,075	$20	$-	$14,901
Pass	16,912	15,698	13,158	4,966	2,828	3,785	56,160	-	113,507
Total Other consumer	$16,912	$15,714	$14,534	$5,206	$3,002	$16,860	$56,180	$-	$128,408
Total Popular Inc.	$5,860,510	$4,376,727	$3,051,726	$2,132,857	$1,812,792	$9,969,061	$2,091,558	$89,965	$29,385,196
The following table presents the outstanding balance, net of unearned income, of loans held-in-portfolio based on the Corporation’s assignment of obligor risk ratings as defined at December 31, 2019.
December 31, 2019
		Special
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Pass	Total
Puerto Rico
Commercial multi-family	$1,341	$3,870	$1,793	$-	$-	$7,004	$140,845	$147,849
Commercial real estate non-owner occupied	492,357	166,810	239,448	3,290	-	901,905	1,206,313	2,108,218
Commercial real estate owner occupied	192,895	184,678	183,377	1,629	-	562,579	1,023,750	1,586,329
Commercial and industrial	592,861	170,183	130,872	148	16	894,080	2,524,654	3,418,734
Total Commercial	1,279,454	525,541	555,490	5,067	16	2,365,568	4,895,562	7,261,130
Construction	340	649	20,771	-	-	21,760	115,710	137,470
Mortgage	2,187	2,218	127,621	-	-	132,026	6,034,722	6,166,748
Leasing	-	-	3,590	-	68	3,658	1,055,849	1,059,507
Consumer:
Credit cards	-	-	19,461	-	-	19,461	1,104,339	1,123,800
HELOCs	-	-	-	-	-	-	5,038	5,038
Personal	77	-	19,558	-	-	19,635	1,348,515	1,368,150
Auto	-	-	30,775	-	372	31,147	2,886,375	2,917,522
Other	459	11	15,020	-	53	15,543	125,324	140,867
Total Consumer	536	11	84,814	-	425	85,786	5,469,591	5,555,377
Total Puerto Rico	$1,282,517	$528,419	$792,286	$5,067	$509	$2,608,798	$17,571,434	$20,180,232
Popular U.S.
Commercial multi-family	$48,359	$13,827	$8,433	$-	$-	$70,619	$1,576,691	$1,647,310
Commercial real estate non-owner occupied	80,608	24,383	100,658	-	-	205,649	1,664,647	1,870,296
Commercial real estate owner occupied	27,298	5,709	13,826	-	-	46,833	292,302	339,135
Commercial and industrial	25,679	1,460	20,386	-	-	47,525	1,147,355	1,194,880
Total Commercial	181,944	45,379	143,303	-	-	370,626	4,680,995	5,051,621
Construction	46,644	17,291	44,798	-	-	108,733	584,889	693,622
Mortgage	-	-	11,091	-	-	11,091	1,005,693	1,016,784
Legacy	388	202	1,528	-	-	2,118	19,987	22,105
Consumer:
Credit cards	-	-	-	-	-	-	36	36
HELOCs	-	-	2,024	-	7,930	9,954	107,389	117,343
Personal	-	-	1,664	-	403	2,067	322,373	324,440
Other	-	-	-	-	-	-	690	690
Total Consumer	-	-	3,688	-	8,333	12,021	430,488	442,509
Total Popular U.S.	$228,976	$62,872	$204,408	$-	$8,333	$504,589	$6,722,052	$7,226,641
Popular, Inc.
Commercial multi-family	$49,700	$17,697	$10,226	$-	$-	$77,623	$1,717,536	$1,795,159
Commercial real estate non-owner occupied	572,965	191,193	340,106	3,290	-	1,107,554	2,870,960	3,978,514
Commercial real estate owner occupied	220,193	190,387	197,203	1,629	-	609,412	1,316,052	1,925,464
Commercial and industrial	618,540	171,643	151,258	148	16	941,605	3,672,009	4,613,614
Total Commercial	1,461,398	570,920	698,793	5,067	16	2,736,194	9,576,557	12,312,751
Construction	46,984	17,940	65,569	-	-	130,493	700,599	831,092
Mortgage	2,187	2,218	138,712	-	-	143,117	7,040,415	7,183,532
Legacy	388	202	1,528	-	-	2,118	19,987	22,105
Leasing	-	-	3,590	-	68	3,658	1,055,849	1,059,507
Consumer:
Credit cards	-	-	19,461	-	-	19,461	1,104,375	1,123,836
HELOCs	-	-	2,024	-	7,930	9,954	112,427	122,381
Personal	77	-	21,222	-	403	21,702	1,670,888	1,692,590
Auto	-	-	30,775	-	372	31,147	2,886,375	2,917,522
Other	459	11	15,020	-	53	15,543	126,014	141,557
Total Consumer	536	11	88,502	-	8,758	97,807	5,900,079	5,997,886
Total Popular, Inc.	$1,511,493	$591,291	$996,694	$5,067	$8,842	$3,113,387	$24,293,486	$27,406,873

The following table presents the weighted average obligor risk rating at December 31, 2019 for those classifications that consider a range of rating scales.
Weighted average obligor risk rating	(Scales 11 and 12)	(Scales 1 through 8)
Puerto Rico:	Substandard	Pass
Commercial multi-family	11.82	6.02
Commercial real estate non-owner occupied	11.17	6.77
Commercial real estate owner occupied	11.36	7.30
Commercial and industrial	11.26	7.20
Total Commercial	11.25	7.10
Construction	11.01	7.85

Popular U.S.:	Substandard	Pass
Commercial multi-family	11.25	7.37
Commercial real estate non-owner occupied	11.00	6.94
Commercial real estate owner occupied	11.02	7.48
Commercial and industrial	11.01	6.63
Total Commercial	11.02	7.04
Construction	11.00	7.74
Legacy	11.25	7.95
For changes in the allowance for credit losses, loan ending balances and whether such loans and the allowance pertained to loans individually or collectively evaluated for impairment for the year ended December 31, 2019, refer to the allowance activity section of this note.

Impaired loans

The following tables present loans individually evaluated for impairment at December 31, 2019.

December 31, 2019
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$1,196	$1,229	$4	$1,017	$1,247	$2,213	$2,476	$4
Commercial real estate non-owner occupied	44,975	45,803	12,281	149,587	173,124	194,562	218,927	12,281
Commercial real estate owner occupied	105,841	122,814	5,077	26,365	58,540	132,206	181,354	5,077
Commercial and industrial	43,640	47,611	3,171	24,831	44,255	68,471	91,866	3,171
Construction	119	119	6	-	-	119	119	6
Mortgage	420,949	479,936	40,596	101,520	134,331	522,469	614,267	40,596
Leasing	507	507	61	-	-	507	507	61
Consumer:
Credit cards	24,475	24,475	2,957	-	-	24,475	24,475	2,957
Personal	65,521	65,521	17,142	-	-	65,521	65,521	17,142
Auto	310	310	51	-	-	310	310	51
Other	851	851	109	-	-	851	851	109
Total Puerto Rico	$708,384	$789,176	$81,455	$303,320	$411,497	$1,011,704	$1,200,673	$81,455
December 31, 2019
Popular U.S.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$2,097	$2,539	$2,097	$2,539	$-
Mortgage	6,906	7,257	2,208	2,480	2,844	9,386	10,101	2,208
Consumer:
HELOCs	6,691	6,691	1,560	2,829	3,087	9,520	9,778	1,560
Personal	26	26	3	88	88	114	114	3
Total Popular U.S.	$13,623	$13,974	$3,771	$7,494	$8,558	$21,117	$22,532	$3,771
December 31, 2019
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$1,196	$1,229	$4	$3,114	$3,786	$4,310	$5,015	$4
Commercial real estate non-owner occupied	44,975	45,803	12,281	149,587	173,124	194,562	218,927	12,281
Commercial real estate owner occupied	105,841	122,814	5,077	26,365	58,540	132,206	181,354	5,077
Commercial and industrial	43,640	47,611	3,171	24,831	44,255	68,471	91,866	3,171
Construction	119	119	6	-	-	119	119	6
Mortgage	427,855	487,193	42,804	104,000	137,175	531,855	624,368	42,804
Leasing	507	507	61	-	-	507	507	61
Consumer:
Credit cards	24,475	24,475	2,957	-	-	24,475	24,475	2,957
HELOCs	6,691	6,691	1,560	2,829	3,087	9,520	9,778	1,560
Personal	65,547	65,547	17,145	88	88	65,635	65,635	17,145
Auto	310	310	51	-	-	310	310	51
Other	851	851	109	-	-	851	851	109
Total Popular, Inc.	$722,007	$803,150	$85,226	$310,814	$420,055	$1,032,821	$1,223,205	$85,226
The following table presents the average recorded investment and interest income recognized on impaired loans for the year ended December 31, 2019.
For the year ended December 31, 2019
	Puerto Rico		Popular U.S.		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$1,470	$50	$1,343	$-	$2,813	$50
Commercial real estate non-owner occupied	183,233	5,742	-	-	183,233	5,742
Commercial real estate owner occupied	137,710	6,528	626	-	138,336	6,528
Commercial and industrial	71,828	4,097	-	-	71,828	4,097
Construction	1,151	25	9,248	-	10,399	25
Mortgage	518,487	16,810	9,416	153	527,903	16,963
Leasing	823	-	-	-	823	-
Consumer:
Credit cards	26,775	-	-	-	26,775	-
HELOCs	-	-	8,988	-	8,988	-
Personal	69,664	282	380	-	70,044	282
Auto	823	-	-	-	823	-
Other	1,044	-	-	-	1,044	-
Total Popular, Inc.	$1,013,008	$33,534	$30,001	$153	$1,043,009	$33,687